SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 126,313	$ 1,382,525		$ 1,262
Currency exchange rate per dollar | ? / shares	$ 6.5706		$ 6.5286
Other operating expenses	$ 149,769	$ 114,088
Foreign currency, Description	Results of operations and cash flows are translated at average exchange rates during the period ($1=6.5506 RMB for the three months ended March 31, 2021 and $1=7.0312 RMB for the three months ended March 31, 2020), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5706 RMB at March 31, 2021 and $1=6.5286 RMB at December 31, 2020),	Results of operations and cash flows are translated at average exchange rates during the period ($1=6.7473 RMB for the year ended December 31, 2020 and $1=6.9074 RMB for the year ended December 31, 2019), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5286 RMB at December 31, 2020 and $1=6.9630 RMB at December 31, 2019), and equity is translated at historical exchange rates.